Annual Operating Expenses - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptors ETF - Fidelity Disruptors ETF	Sep. 28, 2024
Operating Expenses:
Management fee	none	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Acquired fund fees and expenses	0.50%	[2]
Total annual operating expenses	0.51%
Fee waiver and/or expense reimbursement	none	[3],[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.50%

[1]	A Adjusted to reflect current fees .
[2]	B The fund invests solely in certain underlying Fidelity® funds, all of which have an expense ratio of 0.50%. Accordingly, acquired fund fees and expenses are not expected to fluctuate.
[3]
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent proxy and shareholder meeting expenses exceed 0.003% of the fund's average net assets. This arrangement will remain in effect through September 30, 2025 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[4]	D Fee waiver and/or expense reimbursement represents less than 0.005%. Total annual operating expenses after fee waiver and/or expense reimbursement does not sum due to rounding.